P.O. Box 9012 Clearwater, Florida 33758-9012 (727) 299-1800

May 3, 2013

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Transamerica Series Trust (033-00507; 811-04419) (the “Registrant”)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Registrant’s Prospectus and Statement of Additional Information, dated May 1, 2013, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form
N-1A registration statement for the Registrant (Post-Effective Amendment No. 117) (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 30, 2013, via EDGAR (Accession Number 0001193125-13-187197).

Any comments or questions on this filing should be directed to the undersigned at (727) 299-1825.

Very truly yours,

/s/ T. Gregory Reymann, II

T. Gregory Reymann, II

Vice President, Chief Compliance Officer and Chief Risk Officer

Transamerica Asset Management, Inc.